Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 445,242	$ 396,216	$ 92,813	$ 25,438
Trade/Accounts Receivable		47,682
Taxes recoverable	18	26
Inventory	49,805	171,726
Other current assets	30,867	47,772	3,621
Total current assets	525,932	663,422	96,434	25,438
Other non-current assets	500,000
Property and equipment, net	1,917,152	1,717,488	320,700	41,929
Intangible assets, net				11,499
Total assets	2,943,084	2,380,910	417,134	78,866
Current liabilities:
Accounts payable	374,671	346,346	59,009	20,583
Related party transactions	762,679	872,942	674,461
Other current liabilities	8,912	8,083	648
Total current liabilities	1,146,262	1,227,371	734,118	20,583
Non Current liabilities:
Other non-current liabilities	31,425	33,961	4,729
Total non current liabilities	31,425	33,961	4,729
Total liabilities	1,177,687	1,261,332	738,847	20,583
Stockholders’ equity:
Series A preferred stock, $0.001 par value, 10,000,000 shares authorized; 1 share issued and outstanding
Common stock, $0.001 par value. 190,000,000 shares authorized; 3,238,511 and 2,778,061 shares issued and outstanding as of June 30, 2025, December 31, 2024 respectively	3,239	2,778	806	677
Additional paid-in capital	14,199,926	10,931,692	3,944,155	3,216,946
Accumulated other comprehensive loss	(492,873)	(669,350)	(66,366)	(30,877)
Accumulated deficit	(11,944,895)	(9,145,542)	(4,200,308)	(3,128,463)
Total stockholders’ equity	1,765,397	1,119,578	(321,713)	58,283
Total liabilities and stockholders’ equity	$ 2,943,084	$ 2,380,910	417,134	78,866
Apollo Resources Corporation [Member]
Current assets:
Cash and cash equivalents			5,973	5,198
Other current assets			30,147	17,692
Total current assets			710,581	22,890
Property and equipment, net			1,059,862	1,051,746
Total assets			1,770,443	1,074,636
Current liabilities:
Accounts payable			22,601	514,834
Other current liabilities			40,951	57,549
Total current liabilities			63,552	1,453,941
Non Current liabilities:
Other non-current liabilities			53,849	78,964
Total non current liabilities			53,849	78,964
Total liabilities			117,401	1,532,905
Stockholders’ equity:
Additional paid-in capital			5,391,917	2,039,612
Accumulated other comprehensive loss			(205,470)	4,950
Accumulated deficit			(3,533,405)	(2,502,831)
Total stockholders’ equity			1,653,042	(458,269)
Total liabilities and stockholders’ equity			1,770,443	1,074,636
Apollo Resources Corporation [Member] | Related Party [Member]
Current assets:
Related party transactions			674,461
Current liabilities:
Other current liabilities				$ 881,558